Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     July 30, 2008



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     86

Form13F Information Table Value Total:     $160,661 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3539    50860 SH       Sole                    39435             11425
AT&T Inc                       COM              00206R102     2589    76849 SH       Sole                    59152             17697
Aflac Inc                      COM              001055102     3162    50345 SH       Sole                    41030              9315
Agilent Technologies Inc       COM              00846U101      678    19090 SH       Sole                      305             18785
Amgen                          COM              031162100      255     5400 SH       Sole                     5400
Applied Materials              COM              038222105     4192   219575 SH       Sole                   170695             48880
BP PLC                         COM              055622104     5970    85818 SH       Sole                    65216             20602
BankAmerica Corp               COM              060505104      489    20468 SH       Sole                    17210              3258
Berkshire Hathaway Inc - CL B  COM              084670207      493      123 SH       Sole                      123
Berkshire Hathaway Inc. - Cl A COM              084670108      242        2 SH       Sole                                          2
Boston Private Finl Holdings   COM              101119105      355    62669 SH       Sole                     2225             60444
Bridgeline Software, Inc.      COM              10807Q205       64    24336 SH       Sole                    24336
Broadcaster Inc                COM              11132B103       16    43043 SH       Sole                    43043
Canadian Oil Sands             COM              13642L100     1941    35800 SH       Sole                    35800
ChevronTexaco Corp             COM              166764100     8419    84929 SH       Sole                    63006             21923
Cisco Systems                  COM              17275R102      535    23015 SH       Sole                    15943              7072
Clorox                         COM              189054109      352     6739 SH       Sole                     5839               900
Coca Cola                      COM              191216100     5583   107402 SH       Sole                    83926             23476
Colgate Palmolive              COM              194162103      290     4200 SH       Sole                     1800              2400
ConocoPhillips                 COM              20825C104      339     3595 SH       Sole                     2195              1400
Dominion Resources             COM              25746U109     5441   114574 SH       Sole                    85676             28898
E.I. du Pont de Nemours and Co COM              263534109     3089    72025 SH       Sole                    56825             15200
Energy Select Sector SPDR      COM              81369Y506     1295    14641 SH       Sole                    13401              1240
Exelon Corp Com                COM              30161N101      796     8850 SH       Sole                     6800              2050
Exxon Mobil Corporation        COM              30231G102     2964    33629 SH       Sole                    31559              2070
Financial Select Sector SPDR   COM              81369y605     2827   139520 SH       Sole                   107810             31710
Finisar Corporation            COM              31787A101     7021  5900000 SH       Sole                                    5900000
Fiserv Inc                     COM              337738108      360     7938 SH       Sole                     7938
Flextronics                    COM              Y2573F102      118    12508 SH       Sole                    10508              2000
General Electric               COM              369604103     4203   157487 SH       Sole                   127289             30198
Glaxosmithkline PLC - ADR      COM              37733W105     4078    92226 SH       Sole                    74138             18088
Goldman Sachs                  COM              38141G104     3106    17760 SH       Sole                    13085              4675
Halliburton                    COM              406216101      239     4500 SH       Sole                     4500
Hana Biosciences Inc.          COM              40963P105      199   276157 SH       Sole                   276157
Health Care Select Sector      COM              81369y209     3865   126394 SH       Sole                    67974             58420
Hewlett-Packard Co.            COM              428236103     3198    72337 SH       Sole                     5481             66856
IONA Technologies plc          COM              46206p109      329    83604 SH       Sole                    83604
Intel                          COM              458140100      393    18284 SH       Sole                    13034              5250
International Business Machine COM              459200101      680     5740 SH       Sole                     5740
J P Morgan Chase & Co.         COM              46625H100     3158    92040 SH       Sole                    68365             23675
Johnson & Johnson              COM              478160104     5500    85487 SH       Sole                    74239             11248
Johnson Controls               COM              478366107      361    12570 SH       Sole                     6570              6000
L-3 Communications Hldgs Inc.  COM              502424104     4068    44770 SH       Sole                    34602             10167
Linear Technology              COM              535678106     4310   132328 SH       Sole                    98533             33795
LogicVision Inc.               COM              54140W107       51    44000 SH       Sole                    44000
Looksmart Ltd.                 COM              543442107       40    10000 SH       Sole                    10000
Lowe's Companies               COM              548661107     2166   104400 SH       Sole                    76545             27855
MIVA Inc.                      COM              55611r108      108   101868 SH       Sole                   101868
McGraw Hill                    COM              580645109      201     5000 SH       Sole                     5000
Medtronic                      COM              585055106      300     5789 SH       Sole                     5789
Merck                          COM              589331107      340     9030 SH       Sole                     8030              1000
Microsoft                      COM              594918104     4134   150264 SH       Sole                   118582             31682
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
NEUROGESX INC COM              COM              641252101      132    43751 SH       Sole                    43751
Nike                           COM              654106103     2835    47565 SH       Sole                    36100             11465
Oil Svs Holdrs                 COM              678002106     4174    18800 SH       Sole                    12200              6600
Orexigen Therapeutics, Inc.    COM              686164104      334    42272 SH       Sole                    42272
Pepsico                        COM              713448108     6135    96476 SH       Sole                    73851             22624
Pfizer                         COM              717081103      269    15405 SH       Sole                                      15405
Potash Corp                    COM              73755L107      914     4000 SH       Sole                     4000
Procter & Gamble               COM              742718109     5854    96275 SH       Sole                    73355             22920
QuikLogic Corporation          COM              74837P108       25    15000 SH       Sole                    15000
Rigel Pharmaceuticals Inc.     COM              766559603      325    14333 SH       Sole                    14333
Royal Dutch Shell              COM              780259206      604     7389 SH       Sole                     4946              2443
Shaman Pharmaceutical          COM              819319500        0   103323 SH       Sole                   103323
Socket Communications Inc.     COM              833672108       71   102194 SH       Sole                   102194
Somaxon Pharmaceuticals Inc.   COM              834453102      446    93467 SH       Sole                    93467
SourceForge, Inc.              COM              83616w101       32    20000 SH       Sole                    20000
Southwest Airlines             COM              844741108      149    11389 SH       Sole                    11389
Swift Energy                   COM              870738101      713    10800 SH       Sole                                      10800
Tapestry Pharmaceuticals       COM              876031204        1    35343 SH       Sole                    35343
Tasker Products Corp.          COM              87652D109        5   100000 SH       Sole                   100000
Telanetix, Inc.                COM              879180107       96   239600 SH       Sole                   239600
Texas Instruments              COM              882508104     2580    91616 SH       Sole                    90692               924
Unify Corp                     COM              904743200      263    51528 SH       Sole                    51528
United Parcel Service CL B     COM              911312106     3009    48950 SH       Sole                    36260             12690
United Technologies            COM              913017109      464     7515 SH       Sole                     7515
Verizon Communications         COM              92343V104      260     7338 SH       Sole                     6338              1000
Wells Fargo                    COM              949746101     3319   139754 SH       Sole                   102979             36775
Workstream Inc.                COM              981402100       26   136883 SH       Sole                   136883
Wyeth                          COM              983024100      211     4400 SH       Sole                     3500               900
eBay Inc                       COM              278642103      222     8128 SH       Sole                     8128
IShares MSCI Emerging Mkt In   ETF              464287234      341     2510 SH       Sole                     2510
SPDR Trust Unit Series 1       ETF              78462F103     2572    20096 SH       Sole                      490             19606
Standard and Poors Mid Cap Tru ETF              595635103    14967   100585 SH       Sole                    85089             15496
iShares MSCI EAFE Index        ETF              464287465      873    12720 SH       Sole                    12720